Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Sources of income (loss) before income taxes
The sources of income (loss) before income taxes are as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Domestic	$21,065	$(162,151)	$(221,185)
Foreign	(42,175)	55,215	387
Total	$(21,110)	$(106,936)	$(220,798)

Components of income taxes
Components of income taxes are as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$(4,715)	$(678)	$4,113
State and local	41	(42)	485
Foreign	1,274	21,722	16,278
Deferred:
Federal	2,726	1,004	4,012
Foreign	4,718	(1,424)	832
Total income tax expense	$4,044	$20,582	$25,720

Reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax
A reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax rate of 35% for 2015, 2014 and 2013 to income tax expense follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Expected income tax expense at 35%	$(7,389)	$(37,428)	$(77,279)
Foreign tax rate differential	1,769	(10,481)	(2,348)
Foreign tax differences	4,104	6,444	16,808
State and local taxes	41	(42)	485
Nondeductible expenses	578	(1,584)	(58)
Goodwill impairment	—	9,444	—
Expired Capital Loss	15,950
Valuation allowance:
Valuation allowance on equity in losses of INOVA Geophysical	—	17,644	7,871
Valuation allowance on expiring capital losses	(15,950)	—	—
Valuation allowance on operations	4,941	36,585	80,241
Total income tax expense	$4,044	$20,582	$25,720

Tax effects of the cumulative temporary differences resulting in the net deferred income tax asset (liability)
The tax effects of the cumulative temporary differences resulting in the net deferred income tax asset (liability) are as follows (in thousands):

	December 31,
	2015	2014
Current deferred:
Deferred income tax assets:
Accrued expenses	$—	$6,495
Allowance accounts	—	7,076
Total current deferred income tax asset	—	13,571
Valuation allowance	—	(12,612)
Net current deferred income tax asset	—	959
Deferred income tax liabilities:
Unbilled receivables	—	(6,865)
Total net current deferred income tax liability	$—	$(5,906)
Non-current deferred:
Deferred income tax assets:
Accrued expenses	$2,976	$—
Allowance Accounts	6,739	—
Net operating loss carryforward	95,640	61,227
Capital loss carryforward	2,434	18,385
Equity method investment	58,820	58,820
Basis in identified intangibles	5,978	9,263
Basis in research and development	7,051	3,819
Contingency accrual	7,700	43,319
Tax credit carryforwards and other	12,138	11,515
Total non-current deferred income tax asset	199,476	206,348
Valuation allowance	(194,255)	(192,652)
Net non-current deferred income tax asset	5,221	13,696
Deferred income tax liabilities:
Unbilled receivables	(6,516)	—
Basis in property, plant and equipment	(3,439)	(5,082)
Total net non-current deferred income tax liability	$(4,734)	$8,614

Aggregate changes in gross amount of unrecognized tax benefits
During 2015, 2014 and 2013, the aggregate changes in the Company’s total gross amount of unrecognized tax benefits are summarized as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Beginning balance	$1,957	$2,219	$1,834
Increases in unrecognized tax benefits – prior year positions	—	—	—
Increases in unrecognized tax benefits – current year positions	75	263	385
Decreases in unrecognized tax benefits – prior year position	(782)	(525)	—
Ending balance	$1,250	$1,957	$2,219